Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues from external customers:
Advertising	$ 8,669,096	$ 10,696,309	$ 11,358,198
Fee based services	6,669,080	5,424,488	4,300,506
Total revenues	15,338,176	16,120,797	15,658,704
Cost of revenues (excluding depreciation and amortization)	10,835,917	10,413,064	9,951,884
Segment Results	4,502,259	5,707,733	5,706,820
Segment Assets	14,085,982	27,408,402	36,398,084
Capital expenditure	1,417,231	1,475,362	2,107,867
Depreciation/amortization	1,719,327	3,060,269	3,664,376
Operating Segments | India Online Business
Revenues from external customers:
Advertising	6,583,878	8,161,964	8,485,560
Fee based services	6,511,248	5,206,078	4,041,904
Total revenues	13,095,126	13,368,042	12,527,464
Cost of revenues (excluding depreciation and amortization)	8,854,598	8,330,948	7,470,935
Segment Results	4,240,528	5,037,094	5,056,529
Segment Assets	13,204,415	24,960,743	35,577,371
Capital expenditure	1,416,692	1,469,037	2,105,552
Depreciation/amortization	1,713,662	3,054,173	3,651,816
Operating Segments | US Publishing Business
Revenues from external customers:
Advertising	2,085,218	2,534,345	2,872,638
Fee based services	157,832	218,410	258,602
Total revenues	2,243,050	2,752,755	3,131,240
Cost of revenues (excluding depreciation and amortization)	1,981,319	2,082,116	2,480,949
Segment Results	261,731	670,639	650,291
Segment Assets	881,567	2,447,659	820,713
Capital expenditure	539	6,325	2,315
Depreciation/amortization	$ 5,665	$ 6,096	$ 12,560